Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Location of Significant Accounting Policies
The following table identifies our significant accounting policies presented in other Notes to Consolidated Financial Statements:

Investments	Note 4
Derivatives and Hedge Accounting	Note 5
Fair Value Measurements	Note 6
Deferred Acquisition Costs	Note 7
Reinsurance	Note 8
Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds	Note 9
Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees	Note 10
Long-Term Debt	Note 11
Income Taxes	Note 13
Commitments, Contingencies, and Guarantees	Note 14
Share-Based Compensation	Note 16
Accumulated Other Comprehensive Income (Loss)	Note 21